Prospectus Supplement dated December 1, 1995 to:

                PUTNAM AMERICAN GOVERNMENT INCOME FUND
                  Prospectus dated February 1, 1995

                   PUTNAM ASIA PACIFIC GROWTH FUND
                  Prospectus dated February 1, 1995

                    PUTNAM ASSET ALLOCATION FUNDS
                  Prospectus dated February 1, 1995
                 Prospectus dated February 1, 1995,
                     as revised September 1, 1995

                   PUTNAM BALANCED RETIREMENT FUND
       Prospectus dated March 1, 1995, as revised June 1, 1995

                PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
                    Prospectus dated March 1, 1995

                   PUTNAM DIVERSIFIED EQUITY TRUST
                    Prospectus dated July 1, 1995

                   PUTNAM DIVERSIFIED INCOME TRUST
                  Prospectus dated December 1, 1994

                      PUTNAM EQUITY INCOME FUND
                    Prospectus dated April 1, 1995

                     PUTNAM FEDERAL INCOME TRUST
                    Prospectus dated March 1, 1995

                THE PUTNAM FUND FOR GROWTH AND INCOME
                    Prospectus dated March 1, 1995

               PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                    Prospectus dated March 1, 1995

                      PUTNAM GLOBAL GROWTH FUND
                    Prospectus dated March 1, 1995

                   PUTNAM GROWTH AND INCOME FUND II
                    Prospectus dated July 14, 1995

                     PUTNAM HEALTH SCIENCES TRUST
      Prospectus dated January 1, 1995, as revised July 1, 1995

                       PUTNAM HIGH YIELD TRUST
      Prospectus dated January 1, 1995, as revised July 1, 1995

                   PUTNAM HIGH YIELD ADVANTAGE FUND
                    Prospectus dated April 1, 1995

                          PUTNAM INCOME FUND
                    Prospectus dated March 1, 1995

               PUTNAM INTERMEDIATE U.S. GOVERNMENT FUND
        Prospectus dated April 1, 1995, as revised May 1, 1995

             PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                    Prospectus dated July 14, 1995

                     PUTNAM MUNICIPAL INCOME FUND
                   Prospectus dated August 1, 1995

                    PUTNAM NATURAL RESOURCES FUND
      Prospectus dated January 1, 1995, as revised July 1, 1995

                 PUTNAM U.S. GOVERNMENT INCOME TRUST
                  Prospectus dated February 1, 1995

               PUTNAM UTILITIES GROWTH AND INCOME FUND
                    Prospectus dated March 1, 1995

Effective as of the date of this Supplement, certain employee benefit plans may purchase shares of the Funds without a sales charge. Also, contingent deferred sales charges may be waived under certain circumstances.
Accordingly, the Prospectuses for the Funds have been revised as follows:

(1) The second footnote following "Examples" under the heading "Expenses summary" is replaced with the following:


     ** A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class A shares that were purchased without an initial sales charge. See "How to buy shares -- Class A shares."

(2)  The section "Class A shares" under the heading
"Alternative Sales Arrangements" is replaced with the following:

           Class A shares. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than Class B and Class M shares. See "How to buy shares -- Class A shares" and "Distribution Plans."

(3) The second and third paragraphs under the heading "How to buy shares -- Class A shares" are replaced with the following:

           There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% or 0.50%, respectively, will be imposed if you redeem these shares within the first or second year after purchase, based on the lower of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

           In addition, there are no sales charges on shares purchased by participant-directed employee benefit plans with at least 200 eligible employees.

           Shares purchased by certain investors investing
           $1 million or more who have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission as described below are not subject to the CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Putnam
           Mutual Funds receives the entire amount of any CDSC you pay. See the Statement of Additional
           Information for more information about the CDSC.

           Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of Class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

           On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam
           Management or its affiliates (including a plan with at least 200 eligible employees), Putnam
           Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

(4) The first paragraph under the section "How to buy shares -- General" is replaced with the following:

           You may be eligible to buy Class A shares and Class M shares at reduced sales charges.

           Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the order form and in the Statement of Additional Information.

           A participant-directed employee benefit plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase Class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described above.

           Sales charges will not apply to Class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge or to Class M shares purchased by participant-directed qualified retirement plans with at least 50 eligible employees. The Fund may also sell Class M shares at net asset value to members of qualified groups.


(5) Effective December 1, 1995, any applicable contingent deferred sales charge will be waived on redemptions of shares following the death or post-purchase disability of a settlor of a living trust account. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC.

(6) The second sentence in the second paragraph under the heading "Distribution Plans -- Class A Distribution Plan" is replaced with the following:

           This calculation excludes until one year after purchase shares purchased at net asset value, known as "NAV shares," by shareholders investing $1 million or more. Also excluded until one year after purchase are NAV shares purchased by participant-directed qualified retirement plans with at least 200 eligible employees. NAV shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.